Volkswagen Auto Loan Enhanced Trust 2020-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-31-2022	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		4/18/2022
2	Payment Date		4/20/2022
3	Collection Period	3/1/2022	3/31/2022	31
4	Monthly Interest Period - Actual/360	3/21/2022	4/19/2022	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		215,000,000.00	—	—	—	—
7	Class A-2-A Notes		362,000,000.00	—	—	—	—
8	Class A-2-B Notes		50,000,000.00	—	—	—	—
9	Class A-3 Notes		471,000,000.00	321,376,371.91	25,481,169.57	295,895,202.34	0.6282276
10	Class A-4 Notes		96,570,000.00	96,570,000.00	—	96,570,000.00	1.0000000

11	Total Securities		$1,194,570,000.00	$417,946,371.91	$25,481,169.57	$392,465,202.34

12	Overcollateralization		53,026,720.93	53,026,720.93		53,026,720.93

13	Adjusted Pool Balance		$1,247,596,720.93	$470,973,092.84	$25,481,169.57	$445,491,923.27

14	YSOC		43,206,384.64	11,789,859.54		11,116,287.80

15	Net Pool Balance		$1,290,803,105.57	$482,762,952.38	$25,481,169.57	$456,608,211.07

	Coupon Rate		Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.29978%	N/A	—	—	—	—
17	Class A-2-A Notes	0.93000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.0785700%	0.44857%	—	—	—	—
19	Class A-3 Notes	0.98000%	N/A	262,457.37	0.5572343	25,743,626.94	54.6573820
20	Class A-4 Notes	1.26000%	N/A	101,398.50	1.0500000	101,398.50	1.0500000

21	Total Securities			363,855.87		25,845,025.44

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	14,573,544.88
23	Scheduled Interest Payments Received	1,683,101.76
24	Prepayments of Principal Received	11,262,680.34
25	Liquidation Proceeds	55,548.71
26	Recoveries Received	295,830.02
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	27,870,705.71

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	1,067.42

31	Total Available Funds, prior to Servicer Advances	27,871,773.13

32	Servicer Advance (Item 71)	—

33	Total Available Funds + Servicer Advance	27,871,773.13

34	Reserve Account Draw Amount (Item 74)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	27,871,773.13

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 77)	—
37	Servicing Fees (Item 41)	402,302.46
38	Class A Noteholder Interest (Item 50)	363,855.87
39	Principal Distribution Amount (Item 75)	25,481,169.57
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	1,624,445.23

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	402,302.46	—	402,302.46

	Pro rata:
45	Class A-1 Interest	—	—	—
46	Class A-2-A Interest	—	—	—
47	Class A-2-B Interest	—		—
48	Class A-3 Interest	262,457.37	—	262,457.37
49	Class A-4 Interest	101,398.50	—	101,398.50
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	363,855.87	—	363,855.87

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			470,973,092.84
57	Beginning Net Pool Balance		482,762,952.38
58	Receipts of Scheduled Principal		(14,573,544.88)
59	Receipts of Prepaid Principal		(11,262,680.34)
60	Liquidation Proceeds		(55,548.71)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(262,967.38)

64	Ending Net Pool Balance		456,608,211.07
65	Yield Supplement Overcollateralization Amount		11,116,287.80

66	Adjusted Pool Balance		445,491,923.27
67	Less: Adjusted Pool Balance - End of Collection Period			445,491,923.27

68	Calculated Principal Distribution Amount			25,481,169.57

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 28)			27,871,773.13
70	Less: Prior Advance Reimbursement (Item 33)			—
71	Less: Servicing Fees Paid (Item 34)			402,302.46
72	Less: Interest Paid to Noteholders (Item 35)			363,855.87
73	Less: Calculated Principal Distribution (Item 63)			25,481,169.57

74	Equals: Remaining Available Funds before Servicer Advance			1,624,445.23
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

76	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,624,445.23
78	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

79	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

80	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			25,481,169.57

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)			12,475,967.21
86	Initial Reserve Account Balance			12,475,967.21
87	Beginning Reserve Account Balance			12,475,967.21
88	Plus: Net Investment Income for the Collection Period			1,067.42

89	Subtotal: Reserve Fund Available for Distribution			12,477,034.63
90	Plus: Deposit of Excess Available Funds (Item 37)			—
91	Less: Reserve Account Draw Amount (Item 74)			—

92	Subtotal Reserve Account Balance			12,477,034.63
93	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			1,067.42

94	Equals: Ending Reserve Account Balance			12,475,967.21

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
96	Net Pool Balance	1,290,803,106	482,762,952	456,608,211
97	Number of Current Contracts	57,735	33,017	32,113
98	Weighted Average Loan Rate	4.46%	4.37%	4.36%
99	Average Remaining Term	55.4	34.8	33.9
100	Average Original Term	64.5	65.2	65.2
101	Monthly Prepayment Rate		1.32%	1.40%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		14	318,516.09
103	Liquidation Proceeds on Related Vehicles			55,548.71
104	Recoveries Received on Receivables Previously Charged Off			295,830.02

105	Net Principal Losses for Current Collection Period		14	(32,862.64)

106	Beginning Net Principal Losses		822	6,978,984.73
107	Net Principal Losses for Current Collection Period		14	(32,862.64)

108	Cumulative Net Principal Losses		836	6,946,122.09

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.54%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	99.21%	31,924	452,985,662.24
111	31 - 60 Days Delinquent	0.64%	154	2,915,338.41
112	61 - 90 Days Delinquent	0.15%	35	707,210.42
113	91 - 120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	32,113	456,608,211.07

H.	DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			-0.01%
117	Prior Period			0.04%
118	Two Periods Prior			0.03%
119	Three Periods Prior			0.01%

120	Four Period Average (Current and Three Prior Collection Periods)			0.02%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.15%
122	Prior Period			0.16%
123	Two Periods Prior			0.17%
124	Three Periods Prior			0.23%

125	Four Period Average (Current and Three Prior Collection Periods)			0.18%

126	Delinquency Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.15%
128	Delinquency Trigger occurred in this collection Period?			No

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

1

Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero. Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer